Accrued liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued liabilities and other liabilities
Summary of accrued liabilities and other liabilities

	As of December 31,
	2017	2018
Current
Rebates payable to customers	3,257	2,209
VAT and other taxes payable	2,659	3,548
Security deposit received from customers	686	551
Accrued employee benefits	2,741	3,980
Accrued professional fees	4,167	3,359
Accrued marketing and hosting expense	1,831	1,342
Others	788	1,359
	16,129	16,348
Non-current
Deferred other income	—	673